Note 28 - Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jul. 02, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Borrowings, interest rate			8.50%
Total borrowings	$ 25,954,000	$ 21,686,000		$ 19,267,000	$ 22,340,000
Proceeds from borrowings		901,000
Number of Instruments, Convertible Loan Notes Outstanding (in shares)	2,473,367
Number of convertible preference shares outstanding (in shares)	2,473,367
Reserve of equity component of convertible instruments	$ 27,057,000	$ 26,087,000		26,090,000	25,072,000
Current related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate	10.00%	10.00%
Borrowings, line fee, percentage	2.00%
Total borrowings	$ 23,303,288	$ 765,681
Repayments of borrowings	320,530
Borrowings, amount refinanced	$ 445,151
Related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.50%
Borrowings, monthly installments	$ 75,000
Noncurrent related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Total borrowings		18,242,636		18,242,636	18,992,636
Interest payable settled by refinancing	2,185,701
Bridge loan provided by Arowana [member]
Statement Line Items [Line Items]
Interest payable settled by refinancing	43,231
Proceeds from borrowings	1,300,000
Notes payable to Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,729,996
Number of Instruments, Convertible Loan Notes Outstanding (in shares)	666,666
Notes payable to Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,730,003
Number of Instruments, Convertible Loan Notes Outstanding (in shares)	666,667
Notes payable to Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,730,003
Number of Instruments, Convertible Loan Notes Outstanding (in shares)	666,667
Convertible loan notes payable to Panage Group Trust [member]
Statement Line Items [Line Items]
Total borrowings	$ 30,359
Interest paid	$ 1,483
Arowana International Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by shareholder	60.30%
Non-executive directors fees	$ 207,181
Chief financial officer, fees	277,306
Third-party fees charged by related party	108,785
Interest paid	659,090
Dividends paid	282,467
Arowana International Limited [member] | Directors fees for Kevin Chin [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	105,620	88,516		47,990	42,188
Arowana International Limited [member] | Monthly fees for chief financial officer [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	185,253	116,923		32,657	80,026
Arowana International Limited [member] | Cost incurred by Arowana on behalf of VivoPower [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	202,024	$ 1,268,670		$ 1,268,670	$ 1,802,003
Recharge balance settled in refinancing	1,066,666
Michael Hui [member]
Statement Line Items [Line Items]
Non-executive directors fees	11,131
Amounts payable, related party transactions	1,878
Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 1,216,880
Number of convertible preference shares outstanding (in shares)	388,889
Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 1,216,880
Number of convertible preference shares outstanding (in shares)	388,889
Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 1,216,880
Number of convertible preference shares outstanding (in shares)	388,889
Arowana Australasian Special Situations Fund 1 Pty Limited [member]
Statement Line Items [Line Items]
Total borrowings	$ 2,607,597
Number of convertible preference shares outstanding (in shares)	833,333
Panaga Group Trust [member]
Statement Line Items [Line Items]
Dividends paid	$ 636
Number of convertible preference shares outstanding (in shares)	4,500	4,500
Reserve of equity component of convertible instruments	$ 13,426